INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2008 EUR (€)		Dec. 31, 2011 Expiration Date 2012 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2013 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2014 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2015 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2016 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2017 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2018 [Member] EUR (€)	Dec. 31, 2011 Unlimited [Member] EUR (€)
The Significant Components Of The Income Tax Expense
Current tax expense domestic					€ (46,297,000)		€ (110,967,000)	[1]	€ (84,783,000)	[1]
Current tax expense foreign					(107,342,000)		(149,212,000)	[1]	(78,965,000)	[1]
Deferred tax (expense)/benefit domestic					(307,995,000)		182,121,000	[1]	(2,707,000)	[1]
Deferred tax (expense)/benefit foreign					2,289,000		35,747,000	[1]	(10,131,000)	[1]
Income tax (expense) / income				(607,679,000)	(459,345,000)		(42,311,000)	[2]	(176,586,000)	[2]
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates
Tax calculated based on statutory income tax rate of 20% (2009:25% & 2010:24%)					(2,809,627,000)		(63,766,000)	[1]	157,468,000	[1]
Effect of tax exempt income					(18,132,000)		(35,029,000)	[1]	(141,447,000)	[1]
Effect of different tax rates in other countries					10,535,000		(60,839,000)	[1]	(59,068,000)	[1]
Non deductible expenses					120,968,000		52,769,000	[1]	26,456,000	[1]
Statutory revaluation of fixed assets								[1]	89,768,000	[1]
Effect of change in income tax rate					9,851,000		43,987,000	[1]	26,330,000	[1]
General allowance for loans losses recognized only for tax purposes								[1]	(2,638,000)	[1]
Non-offsettable income taxes with current year income taxes					12,740,000		14,059,000	[1]	22,754,000	[1]
Tax audit settlement					8,223,000		2,494,000	[1]		[1]
Other					9,174,000		9,535,000	[1]	9,227,000	[1]
Income tax expense / (benefit) before additional income taxes					459,345,000		(36,790,000)	[1]	128,850,000	[1]
Additional tax under Greek Tax Law 3808/2009 and Tax Law 3845/2010							26,126,000	[1]	47,736,000	[1]
Non-offsettable income taxes in accordance with Law 3842/2010							52,975,000	[1]		[1]
Income tax expense after additional income taxes					459,345,000		42,311,000	[1]	176,586,000	[1]
Valuation allowance for deferred tax assets					3,115,613,000			[1]		[1]
Deferred Tax Assets:
Allowance for loan losses					477,575,000		6,980,000	[1]
Mark to market valuation of securities and derivatives					2,433,242,000		683,246,000	[1]
Pension and other post retirement benefits					53,519,000		53,117,000	[1]
Insurance reserves					93,940,000		18,867,000	[1]
Revaluation of land and buildings					137,640,000		140,875,000	[1]
Intangibles recognised upon acquisition and other assets					192,000		311,000	[1]
Tax free reserves					0		17,000	[1]
Tax loss carried forward					210,461,000		289,134,000	[1]
Other					98,340,000		51,728,000	[1]
Gross deferred tax assets					3,504,909,000		1,244,275,000	[1]
Deferred tax assets / liabilities for netting					(130,204,000)		(156,999,000)	[1]
Net deferred tax assets					3,374,705,000		1,087,276,000	[1]
Valuation allowance for deferred tax assets					(3,115,613,000)		0	[1]
Deferred Tax Liabilities:
Allowance for loan losses					(22,455,000)		(39,971,000)	[1]
Mark to market valuation of securities and derivatives					(31,477,000)		(43,134,000)	[1]
Revaluation of land and buildings					(1,358,000)		(1,351,000)	[1]
Intangibles recognised upon acquisition and other assets					(37,644,000)		(49,515,000)	[1]
Tax free reserves					(92,556,000)		(95,202,000)	[1]
Deferred Tax Liabilities Other					(6,927,000)		(65,838,000)	[1]
Gross deferred tax liablities					(192,417,000)		(295,011,000)	[1]
Deferred tax liabilities / assets for netting					130,204,000		156,999,000	[1]
Net deferred tax liabilities					(62,213,000)		(138,012,000)	[1]
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Deferred tax asset													11,285,000	15,601,000	223,011,000	757,180,000	24,007,000	24,111,000	36,543,000	10,345,000
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year			10,891,000		10,763,000	[1]	18,873,000	[1]	10,125,000	[1]
Decreases related to positions taken during prior years					0		(32,000)	[1]	0	[1]
Increases related to positions taken during the current year					344,000		3,500,000	[1]	15,525,000	[1]
Settlements					(185,000)		(11,606,000)	[1]	(7,008,000)	[1]
Effect of foreign exchange differences					(31,000)		28,000	[1]	231,000	[1]
Balance, at end of year					10,891,000		10,763,000	[1]	18,873,000	[1]	10,125,000	[1]
Income Tax Disclosure Textual Details [Abstract]
Operating Loss Carryforwards					1,392,034,000
Existing law / New law	20.00%	20.00%	20.00%	20.00%	20.00%		24.00%		25.00%
Income Tax Reconciliation Change In Deferred Tax Assets Valuation Allowance					9,900,000		44,000,000		26,300,000
Profit distribution withholding tax				25.00%	25.00%
Withholding tax on bond interest income not refunded					53,000,000
Special tax levy / non-recurring tax							26,100,000		47,700,000
Profit limitation for additional tax									100,000		5,000,000
Interest					11,000		50,000		44,000
Cumulative interest					68,000		57,000		199,000
Settlement of open tax years					185,000
Realization Of Deferred Tax Assets					259,092,000		1,087,276,000
Tax Losses Carry Forward					€ 1,102,083,000

[1]	As restated
[2]	As restated. See Note 43 for more information.